Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accrued expenses - related parties	$ 39,592	$ 30,095	$ 39,592	$ 30,095	$ 30,095	$ 7,255
Incurred expenses	24,000	80,667	134,567	140,627	194,336
Amount payable					6,000
Officers and Directors [Member] | Consulting fees [Member]
Fees paid or due to related party	3,000	3,000	9,000	9,000	12,000	12,000
Directors [Member] | Legal Fee [Member]
Fees paid or due to related party	$ 30,080	$ 20,583	$ 121,595	$ 83,138	106,743	156,175
Officer [Member] | Management Fee [Member]
Fees paid or due to related party					$ 30,095	$ 7,255